Note Payable (Details)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 08, 2020 USD ($) installment	Sep. 30, 2019 USD ($)	May 24, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount					$ 300,000
Blade Urban Air Mobility [Member]
Debt Instrument [Line Items]
Notes payable, current	$ 1,165,000	$ 1,165,000		$ 0
Blade Urban Air Mobility [Member] | Paycheck Protection Program
Debt Instrument [Line Items]
Principal amount			$ 1,165,000
Number of equal monthly installments | installment			18